Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Assets and liabilities measured at fair value on a recurring basis

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2019 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2019	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale debt securities
Residential mortgage-backed securities	$3,285,548	$—	$3,285,548	$—
States and political subdivisions	93,375	—	93,375	—
Equity Securities	6,095	6,095	—	—
	$3,385,018	$6,095	$3,378,923	$—

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2018 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage - backed securities	$3,223,010	$—	$3,223,010	$—
States and political subdivisions	188,340	—	188,340	—
Equity Securities	5,937	5,937	—	—
	$3,417,287	$5,937	$3,411,350	$—

Assets measured at fair value on a non-recurring basis

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the period ended December 31, 2019 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting
		Date Using
		(in thousands)
		Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net Provision
	Period ended	Identical	Observable	Unobservable	(Credit)
	December 31,	Assets	Inputs	Inputs	During
	2019	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$826	$—	$—	$826	$43
Other real estate owned	21,614	—	—	21,614	322
Equity investments without readily determinable fair values	28,166	—	—	28,166	4,775

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the year ended December 31, 2018 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net (Credit)
	Year ended	for Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2018	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$1,563	$—	$—	$1,563	$356
Other real estate owned	38,871	—	—	38,871	3,071